Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2021
Loans and Allowance for Loan Losses [Abstract]
Recorded Investment in Loans by Loan Class
The following tables present the recorded investment in loans by loan class:

	December 31, 2021
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$147,063	21,653	168,716
Other	30,889	595	31,484
Real estate mortgage - 1 to 4 family:
First mortgages	2,723,734	1,212,568	3,936,302
Home equity loans	48,190	13,695	61,885
Home equity lines of credit	175,134	55,842	230,976
Installment	7,368	2,048	9,416
Total loans, net	$3,132,378	1,306,401	4,438,779
Less: Allowance for loan losses			44,267
Net loans			$4,394,512

	December 31, 2020
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$148,775	18,666	167,441
Other	44,932	119	45,051
Real estate mortgage - 1 to 4 family:
First mortgages	2,606,781	1,098,915	3,705,696
Home equity loans	59,400	15,071	74,471
Home equity lines of credit	193,654	48,540	242,194
Installment	7,810	1,807	9,617
Total loans, net	$3,061,352	1,183,118	4,244,470
Less: Allowance for loan losses			49,595
Net loans			$4,194,875

* Includes New York, New Jersey, Vermont and Massachusetts.

Recorded Investment in Non-Accrual Loans by Loan Class
The following tables present the recorded investment in non-accrual loans by loan class:

	December 31, 2021
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$67	-	67
Other	45	-	45
Real estate mortgage - 1 to 4 family:
First mortgages	13,990	1,797	15,787
Home equity loans	247	45	292
Home equity lines of credit	2,337	174	2,511
Installment	23	14	37
Total non-accrual loans	16,709	2,030	18,739
Restructured real estate mortgages - 1 to 4 family	17	-	17
Total nonperforming loans	$16,726	2,030	18,756

	December 31, 2020
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$372	-	372
Other	80	-	80
Real estate mortgage - 1 to 4 family:
First mortgages	16,637	1,010	17,647
Home equity loans	80	47	127
Home equity lines of credit	2,662	130	2,792
Installment	43	-	43
Total non-accrual loans	19,874	1,187	21,061
Restructured real estate mortgages - 1 to 4 family	23	-	23
Total nonperforming loans	$19,897	1,187	21,084

* Includes New York, New Jersey, Vermont and Massachusetts.

Aging of Recorded Investment in Past Due Loans by Loan Class and by Region
The following tables present the aging of the recorded investment in past due loans by loan class and by region as of December 31, 2021 and 2020:

	December 31, 2021

New York and other states*:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	233	45	278	146,785	147,063
Other	-	-	-	-	30,889	30,889
Real estate mortgage - 1 to 4 family:
First mortgages	1,303	239	9,867	11,409	2,712,325	2,723,734
Home equity loans	136	-	224	360	47,830	48,190
Home equity lines of credit	355	458	911	1,724	173,410	175,134
Installment	27	5	4	36	7,332	7,368

Total	$1,821	935	11,051	13,807	3,118,571	3,132,378

Florida:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	-	-	21,653	21,653
Other	-	-	-	-	595	595
Real estate mortgage - 1 to 4 family:
First mortgages	869	180	1,146	2,195	1,210,373	1,212,568
Home equity loans	-	45	-	45	13,650	13,695
Home equity lines of credit	-	89	-	89	55,753	55,842
Installment	18	-	5	23	2,025	2,048

Total	$887	314	1,151	2,352	1,304,049	1,306,401

Total:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	233	45	278	168,438	168,716
Other	-	-	-	-	31,484	31,484
Real estate mortgage - 1 to 4 family:
First mortgages	2,172	419	11,013	13,604	3,922,698	3,936,302
Home equity loans	136	45	224	405	61,480	61,885
Home equity lines of credit	355	547	911	1,813	229,163	230,976
Installment	45	5	9	59	9,357	9,416

Total	$2,708	1,249	12,202	16,159	4,422,620	4,438,779

* Includes New York, New Jersey, Vermont and Massachusetts.

	December 31, 2020

New York and other states*:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$125	77	279	481	146,582	147,063
Other	-	-	80	80	44,852	44,932
Real estate mortgage - 1 to 4 family:
First mortgages	1,220	982	10,927	13,129	2,593,652	2,606,781
Home equity loans	120	1	48	169	59,231	59,400
Home equity lines of credit	401	344	1,273	2,018	191,636	193,654
Installment	3	-	43	46	7,764	7,810

Total	$1,869	1,404	12,650	15,923	3,045,429	3,061,352

Florida:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	-	-	18,666	18,666
Other	-	-	-	-	119	119
Real estate mortgage - 1 to 4 family:
First mortgages	365	517	655	1,537	1,097,378	1,098,915
Home equity loans	-	-	47	47	15,024	15,071
Home equity lines of credit	-	-	-	-	48,540	48,540
Installment	7	10	-	17	1,790	1,807

Total	$372	527	702	1,601	1,181,517	1,183,118

Total:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$125	77	279	481	166,960	167,441
Other	-	-	80	80	44,971	45,051
Real estate mortgage - 1 to 4 family:
First mortgages	1,585	1,499	11,582	14,666	3,691,030	3,705,696
Home equity loans	120	1	95	216	74,255	74,471
Home equity lines of credit	401	344	1,273	2,018	240,176	242,194
Installment	10	10	43	63	9,554	9,617

Total	$2,241	1,931	13,352	17,524	4,226,946	4,244,470

* Includes New York, New Jersey, Vermont and Massachusetts.

Activity in Allowance For Loan Losses by Portfolio Segment
Activity in the allowance for loan losses by portfolio segment is summarized as follows:

	For the year ended December 31, 2021
(dollars in thousands)	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total

Balance at beginning of period	$4,140	44,950	505	49,595
Loans charged off:
New York and other states*	30	339	58	427
Florida	-	1	2	3
Total loan chargeoffs	30	340	60	430

Recoveries of loans previously charged off:
New York and other states*	32	464	54	550
Florida	-	2	-	2
Total recoveries	32	466	54	552
Net loans charged off	(2)	(126)	6	(122)
Credit for loan losses	(1,007)	(4,387)	(56)	(5,450)
Balance at end of period	$3,135	40,689	443	44,267

	For the year ended December 31, 2020
(dollars in thousands)	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total

Balance at beginning of period	$3,999	39,748	570	44,317
Loans charged off:
New York and other states*	36	404	187	627
Florida	-	-	34	34
Total loan chargeoffs	36	404	221	661

Recoveries of loans previously charged off:
New York and other states*	10	314	12	336
Florida	-	3	-	3
Total recoveries	10	317	12	339
Net loans charged off	26	87	209	322
Provision for loan losses	167	5,289	144	5,600
Balance at end of period	$4,140	44,950	505	49,595

Allowance For Loan Losses and Recorded Investment in Loans by Portfolio Segment and Based on Impairment Method
The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2021 and 2020:

	December 31, 2021
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total

Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	3,135	40,689	443	44,267

Total ending allowance balance	$3,135	40,689	443	44,267

Loans:
Individually evaluated for impairment	$232	18,272	-	18,504
Collectively evaluated for impairment	199,968	4,210,891	9,416	4,420,275

Total ending loans balance	$200,200	4,229,163	9,416	4,438,779

	December 31, 2020
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total

Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,140	44,950	505	49,595

Total ending allowance balance	$4,140	44,950	505	49,595

Loans:
Individually evaluated for impairment	$1,028	20,553	-	21,581
Collectively evaluated for impairment	211,464	4,001,808	9,617	4,222,889

Total ending loans balance	$212,492	4,022,361	9,617	4,244,470

Impaired Loans by Loan Class
The following tables present impaired loans by loan class as of December 31, 2021 and 2020:

	December 31, 2021
New York and other states*: (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$187	279	-	1,154
Other	45	45	-	107
Real estate mortgage - 1 to 4 family:
First mortgages	13,687	13,875	-	14,072
Home equity loans	161	161	-	235
Home equity lines of credit	1,852	1,939	-	2,256

Total	$15,932	16,299	-	17,824

Florida: (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$-	-	-	105
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	2,368	2,368	-	2,562
Home equity loans	-	-	-	16
Home equity lines of credit	204	204	-	246

Total	$2,572	2,572	-	2,929

Total: (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$187	279	-	1,259
Other	45	45	-	107
Real estate mortgage - 1 to 4 family:
First mortgages	16,055	16,243	-	16,634
Home equity loans	161	161	-	251
Home equity lines of credit	2,056	2,143	-	2,502

Total	$18,504	18,871	-	20,753

* Includes New York, New Jersey, Vermont and Massachusetts.

	December 31, 2020

New York and other states*: (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$819	943	-	1,186
Other	111	111	-	103
Real estate mortgage - 1 to 4 family:
First mortgages	15,024	15,411	-	14,110
Home equity loans	219	240	-	235
Home equity lines of credit	2,158	2,298	-	2,258

Total	$18,331	19,003	-	17,892

Florida: (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$98	98	-	105
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	2,908	2,908	-	2,555
Home equity loans	-	-	-	16
Home equity lines of credit	244	244	-	246

Total	$3,250	3,250	-	2,922

Total: (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$917	1,041	-	1,291
Other	111	111	-	103
Real estate mortgage - 1 to 4 family:
First mortgages	17,932	18,319	-	16,665
Home equity loans	219	240	-	251
Home equity lines of credit	2,402	2,542	-	2,504

Total	$21,581	22,253	-	20,814

* Includes New York, New Jersey, Vermont and Massachusetts.

Modified Loans by Class That Were Determined to be TDR's
The following table presents modified loans by class that were determined to be TDR’s that occurred during the years ended December 31, 2021, 2020 and 2019:

	Year ended 12/31/21			Year ended 12/31/20			Year ended 12/31/19

New York and other states*: (dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial:
Commercial real estate	-	$-	-	1	$125	125	1	$125	125
Real estate mortgage - 1 to 4 family:
First mortgages	6	1,114	1,114	12	2,303	2,303	18	2,621	2,621
Home equity loans	1	2	2	-	-	-	-	-	-
Home equity lines of credit	2	40	40	3	169	169	2	235	235

Total	9	$1,156	1,156	16	$2,597	2,597	21	$2,981	2,981

Florida: (dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Real estate mortgage - 1 to 4 family:
First mortgages	1	$77	77	4	$586	586	6	$632	632
Home equity loans	-	-	-	-	-	-	-	-	-
Home equity lines of credit	1	50	50	-	-	-	-	-	-

Total	2	$127	127	4	$586	586	6	$632	632

* Includes New York, New Jersey, Vermont and Massachusetts.

Loans by Class Modified as TDR's For Which There was a Payment Default
The following table presents loans by class modified as TDR’s that occurred during the years ended December 31, 2021, 2020 and 2019 for which there was a payment default within 12 months of modification:

	Year ended 12/31/21		Year ended 12/31/20		Year ended 12/31/19
New York and other states*: (dollars in thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment

Real estate mortgage - 1 to 4 family:
First mortgages	-	$-	4	$457	2	$418
Home equity loans	-	-	1	19	-	-
Home equity lines of credit	1	56	-	-	-	-

Total	1	$56	5	$476	2	$418

Florida: (dollars in thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment

Real estate mortgage - 1 to 4 family:
First mortgages	-	$-	-	$-	-	$-
Home equity lines of credit	-	-	-	-	-	-

Total	-	$-	-	$-	-	$-

* Includes New York, New Jersey, Vermont and Massachusetts.

Risk Category Loans by Class of Loans
As of December 31, 2021 and 2020, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	December 31, 2021
New York and other states*: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$145,500	1,563	147,063
Other	30,726	163	30,889
	$176,226	1,726	177,952

Florida: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$21,113	540	21,653
Other	595	-	595
	$21,708	540	22,248

Total: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$166,613	2,103	168,716
Other	31,321	163	31,484
	$197,934	2,266	200,200

* Includes New York, New Jersey and Massachusetts.

	December 31, 2020
New York and other states*: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$145,741	3,034	148,775
Other	44,522	410	44,932
	$190,263	3,444	193,707

Florida: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$18,092	574	18,666
Other	119	-	119
	$18,211	574	18,785

Total: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$163,833	3,608	167,441
Other	44,641	410	45,051
	$208,474	4,018	212,492

* Includes New York, New Jersey and Massachusetts.